OTHER NON-CURRENT ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
OTHER NON-CURRENT ASSETS [abstract]
Specified dismantlement fund accounts	¥ 8,860	¥ 8,100